Management of Financial Risks - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management of Financial Risks
Hedging timeline financial risk management policy in months	24 months
Cash and cash equivalents	€ 21,610	€ 17,888	€ 135,509	€ 92,300
Consolidated entity
Management of Financial Risks
Hedging timeline financial risk management policy in months	24 months
Percentage change in foreign exchange rate	5.00%
Cash and cash equivalents	€ 21,600	€ 17,900
Percentage change in interest rate sensitivity analysis rate	5.00%
Interest expense sensitivity analysis interest rate	€ 3,877
Interest gain sensitivity analysis interest rate	€ 3,877